Other Operating Expenses (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Other Operating Expense [Abstract]
Summary of Other Operating Expenses

	For the year ended March 31
Particulars	2024	2025	2026
Payment gateway and other charges	69,415	82,509	82,201
Outsourcing expenses	27,268	32,812	32,468
Website hosting charges	24,215	26,646	33,107
Travelling and conveyance	3,776	4,536	5,206
Communication	6,599	4,801	5,162
Technology and maintenance	7,411	8,252	10,786
Distribution costs	40,045	51,927	57,762
Legal and professional	5,120	5,988	7,812
Impairment provision for non-financial assets	10,047	—	—
Intangible assets written off	982	1,481	1,755
Miscellaneous expenses	9,955	12,953	17,001
Total	204,833	231,905	253,260